Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities

9. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities are comprised of:

	As of December 31,
	2010	2011	2011
	RMB	RMB	US$
Deposit from advertising agencies	3,790	11,702	1,859
Accrued professional fees	751	5,800	922
General operating expenses payables	2,470	20,497	3,256
Others	136	1,277	202

Total	7,147	39,276	6,239